Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates that were used in creating the consolidated financial statements	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 INR (₨)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 INR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 INR (₨)
Schedule Of Currency Exchange Rates That Were Used In Creating The Consolidated Financial Statements Abstract
Year-end spot rate	$ 1	¥ 7.0999	₨ 83.19	$ 1	¥ 6.8972	₨ 82.72	$ 1	¥ 6.3726	₨ 74.39
Average rate	$ 1	¥ 7.0809	₨ 82.57	$ 1	¥ 6.729	₨ 78.58	$ 1	¥ 6.4508	₨ 73.94